Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and named executive officer pay. For further information regarding our compensation philosophy and how we seek to align executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”
Required Tabular Disclosure of Pay Versus Performance
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid for NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above.

PAY VERSUS PERFORMANCE
Year	Summary Compensation Table Total for PEO(1)(2) ($)	Compensation Actually Paid to PEO(1)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)(5) ($)	Adjusted EBITDA (millions) ($)(6)
					Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)
2025	56,168,082	33,345,084	8,651,281	6,046,149	$382	$244	$94.75	$196
2024	6,539,444	40,398,739	5,537,161	11,939,112	$384	$209	($131.00)	$147
2023	5,518,573	16,481,000	5,685,034	6,535,747	$189	$162	($55.77)	$110

(1)	The following individuals are our PEO and other non-PEO NEOs for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	George Arison	John North Austin “AJ” Balance Zachary Katz Vandana Mehta-Krantz
2024	George Arison	Austin “AJ” Balance Zachary Katz
2023	George Arison	Vandana Mehta-Krantz Austin “AJ” Balance

(2)
Represents the amount of total compensation reported for George Arison (our Chief Executive Officer) and the average total compensation for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(3)
Represents the amount of CAP to George Arison and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:

Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY*	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End*	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End*	Add: Vesting Date Fair Value of Awards Granted in Applicable FY that Vested During Applicable FY*	Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY*	Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY*	Add: Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date*	CAP
2025	PEO	$56,168,082	$52,247,082	$30,465,000	($1,915,463)	$2,667,047	($1,792,500)	—	—	$33,345,084
	Average Non-PEO NEOs	$8,651,281	$7,692,800	$6,166,086	($1,342,663)	$235,582	$28,663	—	—	$6,046,149

2024	PEO	$6,539,444	$2,667,047	—	$32,016,269	$2,350,073	$2,160,000	—	—	$40,398,739
	Average Non-PEO NEOs	$5,537,161	$4,488,476	$6,065,600	$4,079,249	—	$745,579	—	—	$11,939,112

2023	PEO	$5,518,573	$2,350,073	—	$12,390,000	—	$922,500	—	—	$16,481,000
	Average Non-PEO NEOs	$5,685,034	$4,440,626	$3,755,275	$1,170,973	$244,942	$120,150	—	—	$6,535,747

*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(4)
For the relevant fiscal year, represents the cumulative TSR of our common stock and the NASDAQ CTA Internet Index at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2022.

(5)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(6)
As required by Item 402(v) of Regulation S-K, we have determined that Adjusted EBITDA is the Company-Selected Measure. Adjusted EBITDA is defined as Grindr’s Adjusted EBITDA for the calendar year, as reported in Grindr’s audited financial statements (net income (loss) excluding income tax provision; interest expense, net; depreciation and amortization; stock-based compensation expense; change in fair value of warrant liability; and employee transition costs, litigation-related costs, transaction-related costs, management fees and other items, in each case, that are unrelated to our core ongoing business operations); provided that, for purposes of the Bonus Plan, (i) in no event would annual bonuses paid to employees of Grindr during the 2025 calendar year cause the 2025 Adjusted EBITDA to fall below $182 million, and (ii) litigation- or settlement-related costs related to a certain litigation matter were to be added back into 2025 Adjusted EBITDA to the extent such costs were not otherwise added back in the calculation of Adjusted EBITDA for 2025 as set forth in our audited financial statements and not reimbursed or otherwise paid for by insurance as of December 31, 2025. No amounts were added back pursuant to clause (ii) in 2025. Adjusted EBITDA may not have been the most important financial performance measure for years prior to 2025 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The following individuals are our PEO and other non-PEO NEOs for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	George Arison	John North Austin “AJ” Balance Zachary Katz Vandana Mehta-Krantz
2024	George Arison	Austin “AJ” Balance Zachary Katz
2023	George Arison	Vandana Mehta-Krantz Austin “AJ” Balance

Peer Group Issuers, Footnote
(4)
For the relevant fiscal year, represents the cumulative TSR of our common stock and the NASDAQ CTA Internet Index at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2022.

PEO Total Compensation Amount	$ 56,168,082	$ 6,539,444	$ 5,518,573
PEO Actually Paid Compensation Amount	$ 33,345,084	40,398,739	16,481,000
Adjustment To PEO Compensation, Footnote
(3)
Represents the amount of CAP to George Arison and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:

Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY*	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End*	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End*	Add: Vesting Date Fair Value of Awards Granted in Applicable FY that Vested During Applicable FY*	Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY*	Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY*	Add: Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date*	CAP
2025	PEO	$56,168,082	$52,247,082	$30,465,000	($1,915,463)	$2,667,047	($1,792,500)	—	—	$33,345,084
	Average Non-PEO NEOs	$8,651,281	$7,692,800	$6,166,086	($1,342,663)	$235,582	$28,663	—	—	$6,046,149

2024	PEO	$6,539,444	$2,667,047	—	$32,016,269	$2,350,073	$2,160,000	—	—	$40,398,739
	Average Non-PEO NEOs	$5,537,161	$4,488,476	$6,065,600	$4,079,249	—	$745,579	—	—	$11,939,112

2023	PEO	$5,518,573	$2,350,073	—	$12,390,000	—	$922,500	—	—	$16,481,000
	Average Non-PEO NEOs	$5,685,034	$4,440,626	$3,755,275	$1,170,973	$244,942	$120,150	—	—	$6,535,747

*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 8,651,281	5,537,161	5,685,034
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,046,149	11,939,112	6,535,747
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the amount of CAP to George Arison and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:

Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY*	Add: Fair Value at Applicable FY End of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End*	Add: Change in Fair Value from the end of the Prior FY to the end of the Applicable FY of Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End*	Add: Vesting Date Fair Value of Awards Granted in Applicable FY that Vested During Applicable FY*	Add: Change in Fair Value from the end of the Prior FY to the Vesting Date of Awards Granted during Prior FY that Vested During Applicable FY*	Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Applicable FY*	Add: Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date*	CAP
2025	PEO	$56,168,082	$52,247,082	$30,465,000	($1,915,463)	$2,667,047	($1,792,500)	—	—	$33,345,084
	Average Non-PEO NEOs	$8,651,281	$7,692,800	$6,166,086	($1,342,663)	$235,582	$28,663	—	—	$6,046,149

2024	PEO	$6,539,444	$2,667,047	—	$32,016,269	$2,350,073	$2,160,000	—	—	$40,398,739
	Average Non-PEO NEOs	$5,537,161	$4,488,476	$6,065,600	$4,079,249	—	$745,579	—	—	$11,939,112

2023	PEO	$5,518,573	$2,350,073	—	$12,390,000	—	$922,500	—	—	$16,481,000
	Average Non-PEO NEOs	$5,685,034	$4,440,626	$3,755,275	$1,170,973	$244,942	$120,150	—	—	$6,535,747

*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
CAP and Cumulative TSR
The chart below shows the relationship between (i) CAP to our PEO, (ii) average CAP to our non-PEO NEOs, (iii) our cumulative TSR, and (iv) the cumulative TSR of the NASDAQ CTA Internet.

Compensation Actually Paid vs. Net Income
CAP and Net Income (Loss)
The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs, on the one hand, to the Company’s Net Income (Loss) over the three years presented in the table, on the other.

Compensation Actually Paid vs. Company Selected Measure
CAP and Adjusted EBITDA
The chart below shows the relationship between the CAP to our PEO and the average CAP to our non-PEO NEOs, on the one hand, to the Company’s Adjusted EBITDA over the three years presented in the table, on the other.

Total Shareholder Return Vs Peer Group
CAP and Cumulative TSR
The chart below shows the relationship between (i) CAP to our PEO, (ii) average CAP to our non-PEO NEOs, (iii) our cumulative TSR, and (iv) the cumulative TSR of the NASDAQ CTA Internet.

Tabular List, Table
Required Tabular Disclosure of Most Important Financial Performance Measures
The most important financial performance measures used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 37.
•	Year-over-year Revenue Growth;
•	Adjusted EBITDA;
•	Market Capitalization; and
•	Stock Price.

Total Shareholder Return Amount	$ 382	384	189
Peer Group Total Shareholder Return Amount	244	209	162
Net Income (Loss)	$ 94,750,000	$ (131,000,000)	$ (55,770,000)
Company Selected Measure Amount	196,000,000	147,000,000	110,000,000
PEO Name	George Arison	George Arison	George Arison
Minimum amount of adjusted EBITDA after bonuses	$ 182,000,000
Litigation settlement-related costs added back to Adjusted EBITDA	$ 0
Measure:: 1
Pay vs Performance Disclosure
Name	Year-over-year Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Market Capitalization
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (52,247,082)	$ (2,667,047)	$ (2,350,073)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,465,000	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,915,463)	32,016,269	12,390,000
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,667,047	2,350,073	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,792,500)	2,160,000	922,500
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,692,800)	(4,488,476)	(4,440,626)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,166,086	6,065,600	3,755,275
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,342,663)	4,079,249	1,170,973
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	235,582	0	244,942
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,663	745,579	120,150
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0